Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2024	2025
	RMB	RMB
Express Delivery	4,157,111	4,157,111
Freight Forwarding	84,430	—
Total Goodwill	4,241,541	4,157,111